Land Lease Prepayments and Others	12 Months Ended
Dec. 31, 2018
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Land Lease Prepayments and Others
16	LAND LEASE PREPAYMENTS AND OTHERS

For the year ended December 31, 2018, the amortization of land lease prepayments expensed in the profit or loss amounted to approximately RMB467 million (2017: approximately RMB446 million; 2016: approximately RMB443 million).